Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments
Schedule of equity method investments in associates

			December 31, 2022		December 31, 2023
		Place of
		Incorporation
	Principal	and	Carrying	Holding	Carrying	Holding
Name of Associate	Activities	Operation	amount	%	amount	%
			(in thousands)		(in thousands)
Ganzin Technology Corp.	Eye tracking chip and module	Taipei, Taiwan	$—	35.72	$—	32.21
Iris Optronics Co., Ltd.	E-paper manufacturing and sales	Tainan, Taiwan	315	4.93	303	4.52
Viewsil Microelectronics (Kunshan) Limited	IC design and sales	Kunshan, China	2,635	49.00	—	—
Guangzhou Pixtalks Information Technology Co., Ltd.	3D structured light module	Guangzhou, China	285	29.50	153	29.50
Prilit Optronics, Inc.	LCD panel components manufacturing	Tainan, Taiwan	3,298	15.00	3,034	14.95
			$6,533		$3,490

Schedule of amount recognized by the Company at its share of those associates

	For the year ended December 31,
	2021	2022	2023

	(in thousands)
The Company’s share of losses of associates	$(1,392)	(743)	(598)
The Company’s share of other comprehensive income of associates	$55	(86)	20
The Company’s share of total comprehensive income of associates	$(1,337)	(829)	(578)